Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
April 30, 2023
FVDK6-NPRT3-0623
1.9884001.105
Common Stocks - 95.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Entertainment - 1.9%
Activision Blizzard, Inc.	47,456	3,687,806
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	26,433	2,837,318
Media - 3.1%
Comcast Corp. Class A	148,627	6,148,699
TOTAL COMMUNICATION SERVICES		12,673,823
CONSUMER DISCRETIONARY - 2.6%
Broadline Retail - 0.2%
eBay, Inc.	8,305	385,601
Diversified Consumer Services - 1.5%
H&R Block, Inc.	88,729	3,008,800
Specialty Retail - 0.9%
Ross Stores, Inc.	16,975	1,811,742
TOTAL CONSUMER DISCRETIONARY		5,206,143
CONSUMER STAPLES - 9.8%
Beverages - 0.8%
Coca-Cola European Partners PLC	24,914	1,606,206
Consumer Staples Distribution & Retail - 2.2%
Dollar General Corp.	11,810	2,615,443
U.S. Foods Holding Corp. (a)	43,771	1,680,806
		4,296,249
Food Products - 3.0%
Mondelez International, Inc.	56,477	4,332,915
Tyson Foods, Inc. Class A	24,579	1,535,942
		5,868,857
Household Products - 2.8%
Procter & Gamble Co.	19,064	2,981,228
Reckitt Benckiser Group PLC	18,513	1,496,032
The Clorox Co.	6,962	1,153,046
		5,630,306
Personal Care Products - 1.0%
Haleon PLC	261,500	1,149,737
Unilever PLC sponsored ADR	13,804	766,536
		1,916,273
TOTAL CONSUMER STAPLES		19,317,891
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (a)	29,619	680,941
ConocoPhillips Co.	23,344	2,401,864
Equinor ASA sponsored ADR	45,677	1,312,757
Exxon Mobil Corp.	84,694	10,022,688
Occidental Petroleum Corp.	23,251	1,430,634
Ovintiv, Inc.	21,932	791,307
Parex Resources, Inc.	68,492	1,390,718
		18,030,909
FINANCIALS - 22.9%
Banks - 10.0%
Bank of America Corp.	151,294	4,429,888
Cullen/Frost Bankers, Inc.	4,630	510,458
JPMorgan Chase & Co.	40,740	5,631,898
M&T Bank Corp.	18,496	2,326,797
PNC Financial Services Group, Inc.	18,640	2,427,860
U.S. Bancorp	39,410	1,350,975
Wells Fargo & Co.	82,580	3,282,555
		19,960,431
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	9,491	1,370,311
BlackRock, Inc. Class A	4,098	2,750,578
Invesco Ltd.	19,309	330,763
Northern Trust Corp.	13,265	1,036,792
		5,488,444
Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	30,795	10,117,698
Insurance - 5.0%
Chubb Ltd.	15,745	3,173,562
The Travelers Companies, Inc.	21,851	3,958,090
Willis Towers Watson PLC	11,730	2,716,668
		9,848,320
TOTAL FINANCIALS		45,414,893
HEALTH CARE - 19.0%
Biotechnology - 2.0%
Regeneron Pharmaceuticals, Inc. (a)	1,880	1,507,365
Vertex Pharmaceuticals, Inc. (a)	7,463	2,542,868
		4,050,233
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	8,900	424,352
Health Care Providers & Services - 9.6%
Centene Corp. (a)	64,709	4,460,391
Cigna Group	17,877	4,528,065
Elevance Health, Inc.	6,458	3,026,542
Humana, Inc.	5,430	2,880,561
UnitedHealth Group, Inc.	8,262	4,065,648
		18,961,207
Pharmaceuticals - 7.2%
AstraZeneca PLC sponsored ADR	45,924	3,362,555
Bristol-Myers Squibb Co.	70,317	4,695,066
Roche Holding AG (participation certificate)	8,623	2,700,208
Sanofi SA sponsored ADR	65,791	3,529,687
		14,287,516
TOTAL HEALTH CARE		37,723,308
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.9%
Airbus Group NV	7,374	1,032,615
L3Harris Technologies, Inc.	8,331	1,625,795
Lockheed Martin Corp.	4,408	2,047,296
Northrop Grumman Corp.	6,671	3,077,132
		7,782,838
Air Freight & Logistics - 0.4%
Deutsche Post AG	15,525	746,746
Electrical Equipment - 1.0%
Eaton Corp. PLC	2,848	475,958
Regal Rexnord Corp.	12,007	1,562,831
		2,038,789
Industrial Conglomerates - 0.8%
Siemens AG	9,928	1,636,454
Machinery - 0.7%
Crane Co.	1,540	110,988
Crane Nxt Co.	1,540	72,934
Oshkosh Corp.	3,961	303,096
Pentair PLC	15,036	873,291
		1,360,309
Professional Services - 0.7%
Maximus, Inc.	16,196	1,354,795
TOTAL INDUSTRIALS		14,919,931
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	76,659	3,622,138
IT Services - 2.1%
Amdocs Ltd.	24,097	2,198,851
Capgemini SA	5,701	1,035,891
Cognizant Technology Solutions Corp. Class A	14,542	868,303
		4,103,045
Software - 1.2%
Gen Digital, Inc.	74,492	1,316,274
Open Text Corp. (b)	25,224	955,737
		2,272,011
TOTAL INFORMATION TECHNOLOGY		9,997,194
MATERIALS - 2.4%
Chemicals - 1.4%
DuPont de Nemours, Inc.	39,110	2,726,749
Metals & Mining - 1.0%
Lundin Mining Corp.	176,663	1,349,568
Newmont Corp.	13,877	657,770
		2,007,338
TOTAL MATERIALS		4,734,087
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	13,843	1,061,204
UTILITIES - 10.6%
Electric Utilities - 8.0%
Constellation Energy Corp.	20,068	1,553,263
Edison International	27,924	2,055,206
Evergy, Inc.	28,399	1,763,862
NextEra Energy, Inc.	25,484	1,952,839
PG&E Corp. (a)	307,303	5,257,954
Portland General Electric Co. (b)	19,788	1,001,669
Southern Co.	30,448	2,239,450
		15,824,243
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	57,345	1,356,783
Multi-Utilities - 1.9%
Dominion Energy, Inc.	42,026	2,401,366
National Grid PLC	105,700	1,515,519
		3,916,885
TOTAL UTILITIES		21,097,911
TOTAL COMMON STOCKS (Cost $153,018,818)		190,177,294

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (Cost $1,816,338)	47,342	1,979,911

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	6,039,654	6,040,861
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	2,005,624	2,005,825
TOTAL MONEY MARKET FUNDS (Cost $8,046,686)		8,046,686

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $162,881,842)	200,203,891
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,831,393)
NET ASSETS - 100.0%	198,372,498

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,085,900	77,027,195	74,072,234	97,641	-	-	6,040,861	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	3,536,924	1,531,099	246	-	-	2,005,825	0.0%
Total	3,085,900	80,564,119	75,603,333	97,887	-	-	8,046,686

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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